Segments - Reconciliation of Adjusted EBITDA to EBITDA and EBITDA to Net Income (Loss) Attributable to Company (Detail) - USD ($) $ in Thousands		3 Months Ended									12 Months Ended
	Apr. 14, 2014	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Adjusted EBITDA											$ 360,378	$ 394,042	$ 369,889
Fixed asset impairment loss											(104,258)	(50,121)	(5,308)
Loss from discontinued operations													(377)
(Gain ) loss on sales											4,908	(4,088)
Loss on retirement of assets												(445)	(177)
Gain (loss) related to casualty disasters											(3,051)	(1,824)	6,772
Loss on extinguishment of debt, net											0	0	(2,030)
Equity based compensation											(14,153)	(18,814)	(58,007)
Amortization of software service agreements											(9,050)	(8,343)	(7,258)
Severance charges												(11,021)
Other gains (losses), net											(5,722)	4,347	821
EBITDA											229,052	303,733	304,325
Interest expense											(81,666)	(86,614)	(120,994)
Income tax expense										$ 127,200	(493)	(22,487)	(28,805)
Recognition of net deferred tax liabilities upon C-corporation conversion	$ (321,100)									$ (321,100)	0	0	(321,054)
Depreciation and amortization											(147,996)	(167,920)	(166,879)
Noncontrolling interests											(185)	(347)	(3,890)
Net (Loss) Income attributable to La Quinta Holdings’ stockholders		$ (28)	$ 22,666	$ 14,849	$ (38,775)	$ 7,828	$ 17,058	$ (4,663)	$ 6,142		$ (1,288)	$ 26,365	$ (337,297)